Quarterly Report
May 31, 2021
MFS®  Global New
Discovery Fund
GND-Q3

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Aerospace & Defense – 2.4%
CACI International, Inc., “A” (a)	3,982	$1,015,251
Howmet Aerospace, Inc. (a)	36,521	1,295,765
Singapore Technologies Engineering Ltd.	214,600	628,549
		$2,939,565
Apparel Manufacturers – 2.3%
Burberry Group PLC	42,916	$1,302,336
Skechers USA, Inc., “A” (a)	31,783	1,509,693
		$2,812,029
Automotive – 2.6%
Copart, Inc. (a)	6,452	$832,373
Koito Manufacturing Co. Ltd.	13,700	889,643
LKQ Corp. (a)	28,946	1,475,088
		$3,197,104
Biotechnology – 0.6%
Abcam PLC (a)	36,734	$738,982
Brokerage & Asset Managers – 4.1%
B3 Brasil Bolsa Balcao S.A.	378,500	$1,267,036
Cboe Global Markets, Inc.	9,136	1,016,837
Euronext N.V.	15,409	1,653,464
NASDAQ, Inc.	6,437	1,077,940
		$5,015,277
Business Services – 8.8%
Auto Trader Group PLC (a)	95,676	$763,366
Cancom SE	10,795	639,704
Clarivate PLC (a)	66,180	1,988,047
Electrocomponents PLC	117,134	1,647,482
Keywords Studios PLC (a)	32,386	1,201,803
NS Solutions Corp.	51,100	1,491,136
Nuvei Corp. (a)	19,077	1,428,486
Paysafe Ltd. (a)(l)	50,183	563,053
WNS (Holdings) Ltd., ADR (a)	12,023	895,714
		$10,618,791
Cable TV – 0.8%
Cable One, Inc.	518	$940,460
Chemicals – 2.1%
IMCD Group N.V.	7,380	$1,193,959
UPL Ltd.	115,130	1,292,195
		$2,486,154
Computer Software – 5.5%
Dun & Bradstreet Holdings, Inc. (a)	34,318	$736,808
Everbridge, Inc. (a)	8,468	994,990
OBIC Co. Ltd.	6,200	1,161,969
Oracle Corp.	7,300	664,727
Ping Identity Holding Corp. (a)	42,946	1,035,428
Qualtrics International, “A” (a)	12,701	437,423
VERTEX, Inc. (a)	30,142	579,028
Zendesk, Inc. (a)	7,555	1,032,466
		$6,642,839

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.2%
Amadeus IT Group S.A. (a)	10,080	$761,027
Kinaxis, Inc. (a)	4,826	548,333
Nagarro SE (a)	7,482	821,613
Q2 Holdings, Inc. (a)	8,288	786,780
Rapid7, Inc. (a)	12,318	1,030,401
SimCorp A/S	6,886	935,698
TransUnion	13,081	1,399,667
		$6,283,519
Construction – 4.4%
AvalonBay Communities, Inc., REIT	5,231	$1,082,503
AZEK Co. LLC (a)	24,074	1,047,941
Marshalls PLC	91,624	958,053
Masco Corp.	21,897	1,320,608
Somfy S.A.	5,455	944,564
		$5,353,669
Consumer Products – 0.4%
Dabur India Ltd.	60,025	$446,701
Consumer Services – 2.3%
51job, Inc., ADR (a)	9,243	$662,538
Boyd Group Services, Inc.	4,003	686,911
Bright Horizons Family Solutions, Inc. (a)	5,578	771,047
On the Beach Group PLC (a)	112,049	649,487
		$2,769,983
Containers – 2.6%
Gerresheimer AG	15,636	$1,730,403
Mayr-Melnhof Karton AG	2,760	554,861
SIG Combibloc Group AG	32,855	874,330
		$3,159,594
Electrical Equipment – 2.4%
AMETEK, Inc.	7,423	$1,002,847
Halma PLC	22,075	816,666
Sensata Technologies Holding PLC (a)	18,510	1,100,049
		$2,919,562
Electronics – 2.4%
ASM International N.V.	6,534	$2,055,054
Kardex AG	3,672	825,214
		$2,880,268
Entertainment – 0.7%
CTS Eventim AG (a)	12,913	$887,119
Food & Beverages – 3.2%
Bakkafrost P/f	15,617	$1,382,235
Cranswick PLC	35,720	2,007,568
S Foods, Inc.	18,000	528,542
		$3,918,345
Furniture & Appliances – 0.6%
SEB S.A.	4,152	$773,268
Gaming & Lodging – 0.6%
Penn National Gaming, Inc. (a)	8,569	$702,401

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.8%
Arthur J. Gallagher & Co.	15,261	$2,237,415
Internet – 1.3%
Allegro.eu S.A. (a)	60,412	$950,762
Scout24 AG	7,750	629,468
		$1,580,230
Leisure & Toys – 1.4%
Take-Two Interactive Software, Inc. (a)	3,913	$726,096
Thule Group AB	21,185	996,683
		$1,722,779
Machinery & Tools – 5.1%
Azbil Corp.	19,200	$768,947
Fujitec Co. Ltd.	43,700	961,089
IDEX Corp.	4,512	1,004,642
Ingersoll Rand, Inc. (a)	19,188	952,492
Ritchie Bros. Auctioneers, Inc.	19,326	1,153,956
Spirax-Sarco Engineering PLC	4,092	738,315
VAT Group AG	1,965	603,371
		$6,182,812
Medical & Health Technology & Services – 4.2%
AS ONE Corp.	5,200	$593,187
Charles River Laboratories International, Inc. (a)	4,401	1,487,494
ICON PLC (a)	11,741	2,627,166
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	344,592	367,077
		$5,074,924
Medical Equipment – 3.8%
Maravai Lifesciences Holdings, Inc., “A” (a)	26,773	$1,005,059
PerkinElmer, Inc.	14,000	2,030,980
STERIS PLC	8,040	1,534,514
		$4,570,553
Network & Telecom – 0.8%
CoreSite Realty Corp., REIT	8,213	$995,826
Other Banks & Diversified Financials – 0.4%
Allfunds Group PLC (a)	29,314	$492,891
Pollution Control – 2.2%
Daiseki Co. Ltd.	25,500	$965,362
GFL Environmental, Inc.	53,676	1,746,617
		$2,711,979
Printing & Publishing – 1.1%
Wolters Kluwer N.V.	13,778	$1,321,590
Real Estate – 7.3%
Big Yellow Group PLC, REIT	55,167	$1,025,156
Embassy Office Parks, REIT	131,200	587,525
Goodman Group, REIT	75,678	1,137,960
LEG Immobilien SE	6,962	1,020,766
Multiplan Empreendimentos Imobiliarios S.A.	167,296	819,287
National Storage, REIT	593,164	959,413
Sun Communities, Inc., REIT	4,733	792,399
Tritax Big Box PLC, REIT	366,374	1,024,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Unite Group PLC, REIT	90,800	$1,464,146
		$8,831,532
Restaurants – 1.0%
Yum China Holdings, Inc.	16,953	$1,146,701
Specialty Chemicals – 5.8%
Axalta Coating Systems Ltd. (a)	27,675	$897,777
Borregaard ASA	32,598	741,683
Croda International PLC	10,685	1,060,792
Essentra PLC	317,939	1,411,551
Ferro Corp. (a)	59,629	1,287,986
RPM International, Inc.	6,929	648,069
Symrise AG	7,423	984,878
		$7,032,736
Specialty Stores – 4.4%
Burlington Stores, Inc. (a)	5,011	$1,620,407
Just Eat Takeaway (a)	12,815	1,163,402
Leslie's, Inc. (a)	54,257	1,582,134
Musti Group OY	26,199	1,014,305
		$5,380,248
Telecommunications - Wireless – 1.8%
Cellnex Telecom S.A.	36,567	$2,194,658
Trucking – 0.7%
SG Holdings Co. Ltd.	37,000	$826,578
Total Common Stocks		$117,789,082
	Strike Price	First Exercise
Warrants – 0.1%
Business Services – 0.1%
Paysafe Ltd. (1 share for 1 warrant, Expiration 12/31/28) (a)	$11.50	3/30/26	16,206	$55,100

Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 0.03% (v)	3,388,137	$3,388,137
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01% (j)	287,875	$287,875

Other Assets, Less Liabilities – (0.2)%		(199,923)
Net Assets – 100.0%		$121,320,271
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,388,137 and $118,132,057, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$117,844,182	$—	$—	$117,844,182
Mutual Funds	3,676,012	—	—	3,676,012
Total	$121,520,194	$—	$—	$121,520,194
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,190,378	$49,405,764	$48,208,005	$(67)	$67	$3,388,137

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,935	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2021, are as follows:
United States	39.0%
United Kingdom	15.9%
Japan	7.3%
Germany	5.5%
Netherlands	4.7%
Canada	4.6%
France	2.8%
India	2.7%
Spain	2.4%
Other Countries	15.1%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.